Members’ Capital (Tables)	12 Months Ended
Oct. 31, 2018
Grown Rogue Unlimited LLC [Member]
Reserve Quantities [Line Items]
Schedule of summarizes the common unit activities

			Number of
			Seed
	Number of	Number of	Round
	Common	Incentive	Preferred	Member’s
	Units	Units	Units	Capital
Balance, October 31, 2016 (date of inception)	-	-	-	$-
Issued for cash proceeds (i)	7,000	-	-	100
Balance, October 31, 2017	7,000	-	-	100
Issued pursuant to conversion of promissory notes	1,854	-	-	2,152,134
Issued for cash proceeds	191	-	733	1,525,345
Issued as employee compensation (ii)	-	300	-	-
Issued to service providers	1,500	-	-	1,049,595
Issuance costs	-	-	-	(25,401)
Balance, October 31, 2018	10,545	300	733	$4,701,773